As filed with the Securities and Exchange Commission on June 8, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21648

          LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS
          -------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
          Lehman Brothers Institutional Liquidity Cash Management Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

Lehman Brothers
Institutional Liquidity
Cash Management Funds

Cash Management Money Market Portfolio
Cash Management Prime Portfolio




Annual Report
March 31, 2007

--------------------------------------------------------------------------------

Contents

     THE PORTFOLIOS

     Chairman's Letter ...................................................1

     PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

     Cash Management Money Market Portfolio ..............................2

     Cash Management Prime Portfolio .....................................3

     Portfolio Expense Information........................................6

     FINANCIAL STATEMENTS.................................................8

     FINANCIAL HIGHLIGHTS/PER SHARE DATA

     Cash Management Money Market Portfolio..............................16

     Cash Management Prime Portfolio.....................................17

     Report of Independent Registered Public Accounting Firms............19

     THE MASTER SERIES

     SCHEDULE OF INVESTMENTS

     Money Market Master Series..........................................21

     Prime Master Series.................................................25

     FINANCIAL STATEMENTS................................................30

     FINANCIAL HIGHLIGHTS

     Money Market Master Series..........................................35

     Prime Master Series.................................................36

     Report of Independent Registered Public Accounting Firms............38

     Directory...........................................................40

     Trustees and Officers ..............................................41

     Proxy Voting Policies and Procedures................................50

     Quarterly Portfolio Schedule........................................50

--------------------------------------------------------------------------------
              (C)2007 Lehman Brothers Asset Management LLC All rights reserved.

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Chairman's Letter

Dear Shareholder,

I am pleased to present to you this annual report for the Cash Management Money Market Portfolio and the Cash Management Prime Portfolio for the period ending March 31, 2007. The report includes portfolio commentary, a listing of the Portfolios' investments, and their audited financial statements for the reporting period.

After two final 25 basis point increases through June 2006, the Federal Reserve paused in the policy of monetary tightening it had been pursuing since June of 2004, and kept the key Fed Funds rate at 5.25% for the balance of the reporting period. The central bank continues to articulate concerns about inflation; it has noted that it will look to future data releases to assess the impact of past rate increases in containing inflation and engineering a soft landing for the economy. This will determine whether, in the view of the Fed, further increases will be necessary or if rates can be reduced.

The Portfolios performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build portfolios of high-quality securities that seek to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

Sincerely,

/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------

Institutional Liquidity Cash Management Funds
Portfolio Commentaries


We are pleased to report that both the Cash Management Money Market Portfolio and the Cash Management Prime Portfolio delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average during the fiscal year ending March 31, 2007.

The first three months of the period were marked by a continuation of the Federal Reserve's current cycle of tightening, bringing the total number of increases to 17, which added 425 basis points to the key Fed Funds rate over two years. In the statement accompanying its June 2006 rate decision, the Fed acknowledged that previous tightening moves had fostered the desired slowdown of economic growth, as evidenced by declining housing statistics and higher energy costs that were beginning to restrain consumer balance sheets. Data releases throughout July reinforced this view, and the Fed paused its cycle of tightening by leaving rates unchanged at the early August meeting, and remained on hold for the balance of the fiscal year.

The combination of slower economic growth and a pause in the Fed's two-year tightening campaign led to a rally in bonds that began in the third quarter of 2006, with the market delivering its best quarterly total return in four years and the fifth best in the last 10 years,* as average yields on the 10-year Treasury declined roughly 40 basis points between October and December 2006.

The Federal Reserve remained on hold throughout the first quarter of 2007, and at its March 21st meeting, removed the tightening bias from the language in the accompanying statement. This is a significant shift and suggests that board members may be a bit more sanguine with respect to economic prospects. During the 12-month reporting period, investors were focused on strains in the U.S. sub-prime mortgage market, inflationary pressures, and a vibrant U.S. employment picture. In recent months, there has been considerable anxiety surrounding the sub-prime mortgage market as delinquencies and foreclosures continue to climb higher. The employment picture remains benign as monthly non-farm payrolls for the quarter averaged gains of 152,000 and the unemployment rate dropped to 4.4% at the end of March. The Core Personal Consumption Expenditures (PCE) Price Index, policy makers' preferred measure of inflation, increased to an annualized rate of 2.4% in February. This is above Fed officials' comfort levels.

Going forward, we expect the Federal Reserve to leave rates unchanged in the short term as it assesses the macroeconomic impact of a housing led slowdown on the broader economy. Inherent problems persist in the sub-prime sector, though it is unclear whether these problems will permeate to the prime sector. Inflation remains stubbornly high, although we feel the Federal Reserve will be hard-pressed to raise short-term rates, despite its confessed willingness to do so. Ultimately, we anticipate the next move by the Fed will be to take rates lower, or to take no action and remain neutral. In the interim, we anticipate that rates will remain in a limited range as the market and the Fed digest incoming data. We will seek to capitalize on pockets of interest rate volatility in an effort to provide consistent and secure returns to our shareholders.

Cash Management Money Market Portfolio

For the fiscal year ending on March 31, 2007, the Cash Management Money Market Portfolio returned 5.22% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 5.00%. The Portfolio closed fiscal 2007 with a 5.24% seven-day current yield and a 5.38% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures.


MONEY MARKET MASTER SERIES
----------------------------------------

Maturity Diversification (% by Maturity)

 1 - 7 Days                        25.6%
 8 - 30 Days                       26.5
 31 - 90 Days                      27.9
 91 - 180 Days                      9.8
 181+ Days                         10.2

----------------------------------------

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Cash Management Prime Portfolio

For the fiscal year ending on March 31, 2007, the Cash Management Prime Portfolio returned 5.24% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 5.00%. The Portfolio closed fiscal 2007 with a 5.23% seven-day current yield and a 5.37% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures.


PRIME MASTER SERIES
----------------------------------------

Maturity Diversification (% by Maturity)

 1 - 7 Days                        22.8%
 8 - 30 Days                       30.2
 31 - 90 Days                      30.6
 91 - 180 Days                     11.5
 181+ Days                          4.9

----------------------------------------

Sincerely,

/s/ John C. Donohue      /s/ Timothy J. Robey

JOHN C. DONOHUE AND TIMOTHY J. ROBEY
PORTFOLIO CO-MANAGERS

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE. INVESTMENT RETURN WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

* As measured by the Lehman Brothers U.S. Aggregate Index.

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Endnotes


1 Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Cash Management Money Market Portfolio and Cash Management Prime Portfolio so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of each Fund are limited to 0.15% of average daily net assets. The undertakings last until March 31, 2010. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the year ended March 31, 2007, if this reimbursement was not made, performance would be lower for Cash Management Money Market Portfolio. For the year ended March 31, 2007, there was no reimbursement of expenses by Management to Cash Management Prime Portfolio.

    Prior to December 18, 2006, Management voluntarily agreed to waive its investment management fee in the amount of 0.02% of the average net assets of each Master Series in which the Portfolio invests. As a result of this waiver, each Portfolio indirectly received a management fee waiver and the investment management fee of each corresponding Master Series was limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would have been lower for each Portfolio. Effective December 18, 2006, the Management fee of each corresponding Master Series was changed to an annual rate of 0.08% of its average daily net assets.

2 "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available by calling 888-556-9030.

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Glossary of Indices

THE iMONEYNET MONEY FUND       Measures the performance of institutional money
REPORT TAXABLE FIRST TIER      market mutual funds which invest in anything
INSTITUTIONAL AVERAGE:         allowable, except Second Tier Commercial Paper.


LEHMAN BROTHERS U.S.           An unmanaged index that represents the U.S.
AGGREGATE INDEX:               domestic investment grade bond market. It is
                               comprised of the Lehman Brothers
                               Government/Corporate Bond Index, Mortgage-Backed
                               Securities Index, and Asset-Backed Securities
                               Index, including securities that are of
                               investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolios may invest in securities not included in the above-described indices.

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Information About Your Portfolio's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each portfolio's proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended March 31, 2007 and held for the entire period. The tables illustrate the portfolio's costs in two ways:

ACTUAL EXPENSES AND            The first section of the table provides
PERFORMANCE:                   information about actual account values and
                               actual expenses in dollars, based on the portfolio's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.
                               Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

HYPOTHETICAL EXAMPLE           The second section of the table provides
FOR COMPARISON PURPOSES:       information about hypothetical account values
                               and hypothetical expenses based on the
                               portfolio's actual expense ratio and an assumed rate of return at 5% per year before expenses.
                               This return is not the portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these portfolios versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------

Expense Information As of 3/31/07 (Unaudited)

CASH MANAGEMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
           BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
                 VALUE              VALUE             THE PERIOD*      EXPENSE
ACTUAL          10/1/06            3/31/07         10/1/06 - 3/31/07    Ratio
--------------------------------------------------------------------------------
               $1,000.00          $1,026.30              $0.76          .15%

HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)**
--------------------------------------------------------------------------------
               $1,000.00          $1,024.18              $0.76          .15%
--------------------------------------------------------------------------------

CASH MANAGEMENT PRIME PORTFOLIO
--------------------------------------------------------------------------------
           BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
                 VALUE              VALUE             THE PERIOD*      EXPENSE
ACTUAL          10/1/06            3/31/07         10/1/06 - 3/31/07    Ratio
--------------------------------------------------------------------------------
               $1,000.00          $1,026.30              $0.76          .15%

HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)**
--------------------------------------------------------------------------------
               $1,000.00          $1,024.18              $0.76          .15%

--------------------------------------------------------------------------------

* For each portfolio, expenses are equal to the annualized expense ratio for the portfolio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Each portfolio's expense ratio includes its proportionate share of the expenses of its corresponding master series.

**Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

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Statements of Assets and Liabilities

Institutional Liquidity Cash Management Funds

(000's omitted except per share amounts)

                                                                  CASH MANAGEMENT
                                                                     MONEY MARKET  CASH MANAGEMENT
                                                                        PORTFOLIO  PRIME PORTFOLIO
                                                                  ---------------  ---------------
                                                                   March 31, 2007   March 31, 2007
ASSETS
Investment in corresponding Master Series, at value (Note A)             $192,863       $1,660,847
Receivable from administrator-net (Note B)                                      5               --
                                                                  ---------------------------------
Total Assets                                                              192,868        1,660,847
                                                                  ---------------------------------

LIABILITIES
Dividends payable                                                             162              743
Payable to administrator-net (Note B)                                          --               97
Accrued expenses and other payables                                            39               44
                                                                  ---------------------------------
Total Liabilities                                                             201              884
                                                                  ---------------------------------
Net Assets at value                                                      $192,667       $1,659,963
                                                                  ---------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                          $192,675       $1,660,025
Undistributed net investment income (loss)                                     --                1
Accumulated net realized gains (losses) on investment                          (8)             (63)
                                                                  ---------------------------------
Net Assets at value                                                      $192,667       $1,659,963
                                                                  ---------------------------------
Shares Outstanding ($.001 par value; unlimited shares authorized)         192,675        1,660,024
                                                                  ---------------------------------
Net Asset Value, offering and redemption price per share                    $1.00            $1.00
                                                                  ---------------------------------

See Notes to Financial Statements

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Statements of Operations

Institutional Liquidity Cash Management Funds

(000's omitted)

                                                                   CASH MANAGEMENT
                                                                      MONEY MARKET     CASH MANAGEMENT
                                                                         PORTFOLIO     PRIME PORTFOLIO
                                                                ------------------  ------------------
                                                                For the Year Ended  For the Year Ended
                                                                    March 31, 2007      March 31, 2007
INVESTMENT INCOME
Investment income from corresponding Master Series (Note A)                 $9,659             $92,076
Expenses from corresponding Master Series (Notes A & B)                       (189)             (1,710)
                                                                ---------------------------------------
Net investment income from corresponding Master Series                      $9,470             $90,366
                                                                ---------------------------------------

EXPENSES:
Administration fees (Note B)                                                    92                 869
Audit fees                                                                      13                   5
Legal fees                                                                      53                  44
Registration and filing fees                                                    42                 253
Shareholder reports                                                             10                  32
Shareholder servicing agent fees                                                19                  15
Trustees' fees and expenses                                                      6                   6
Miscellaneous                                                                    8                  38
                                                                ---------------------------------------
Total expenses                                                                 243               1,262

Expenses reimbursed by administrator (Note B)                                  (65)                 --
Administration fees waived (Note B)                                            (92)               (363)
                                                                ---------------------------------------
Total net expenses                                                              86                 899
                                                                ---------------------------------------
Net investment income (loss)                                                $9,384             $89,467
                                                                ---------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A):
Net gain (loss) on investments from corresponding Master Series                 (4)                (30)
                                                                ---------------------------------------
Net increase (decrease) in net assets resulting from operations             $9,380             $89,437
                                                                ---------------------------------------

See Notes to Financial Statements

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Statements of Changes in Net Assets

Institutional Liquidity Cash Management Funds

(000's omitted)

                                                        CASH MANAGEMENT                 CASH MANAGEMENT
                                                    MONEY MARKET PORTFOLIO              PRIME PORTFOLIO
                                                ------------------------------  ------------------------------
                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                March 31, 2007  March 31, 2006  March 31, 2007  March 31, 2006
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                            $9,384          $7,360         $89,467         $33,576
Net realized gain (loss) on investments
from corresponding Master Series                            (4)             (4)            (30)            (33)
Net increase (decrease) in net assets resulting
from operations                                          9,380           7,356          89,437          33,543

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE A):
Net investment income                                   (9,384)         (7,360)        (89,467)        (33,576)
Total distributions to shareholders                     (9,384)         (7,360)        (89,467)        (33,576)

FROM PORTFOLIO SHARE TRANSACTIONS (NOTE D):
Proceeds from shares sold                            1,672,595       1,501,232      22,368,889      13,980,057
Proceeds from reinvestment of dividends
and distributions                                        6,484           6,716          76,609          31,234
Payments for shares redeemed                        (1,679,989)     (1,480,074)    (22,330,171)    (13,042,201)
Net increase (decrease) from Portfolio share
transactions                                              (910)         27,874         115,327         969,090
NET INCREASE (DECREASE) IN NET ASSETS                     (914)         27,870         115,297         969,057

NET ASSETS:
Beginning of year                                      193,581         165,711       1,544,666         575,609
End of year                                           $192,667        $193,581      $1,659,963      $1,544,666
Undistributed net investment income (loss) at
end of year                                                $--             $--              $1              $1

See Notes to Financial Statements

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Notes to Financial Statements Institutional Liquidity Cash Management Funds


Note A--Summary of Significant Accounting Policies:

1 GENERAL: The Cash Management Money Market Portfolio ("Money Market") (formerly, the Lehman Brothers Institutional Liquidity Fund) and the Cash Management Prime Portfolio ("Prime") (formerly, Lehman Brothers Prime Money
    Fund) (individually a "Portfolio," collectively, the "Portfolios"), are separate operating series of Lehman Brothers Institutional Liquidity Cash Management Funds (the "Trust") (formerly, Lehman Brothers Institutional Liquidity Series), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

    The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

    Each Portfolio seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust (each a "Master Series," collectively, the "Master Series") that has an investment objective identical to, and a name similar to, that of each respective Portfolio. Money Market invests in Money Market Master Series (formerly, Institutional Liquidity Portfolio) and Prime invests in Prime Master Series (formerly, Prime Portfolio). The value of each Portfolio's investment in its corresponding Master Series reflects the Portfolio's proportionate interest in the net assets of its corresponding Master Series (7.74% for Money Market and 25.62% for Prime, at March 31, 2007). The performance of each Portfolio is directly affected by the performance of its corresponding Master Series. The financial statements of the Master Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

    It is the policy of the Portfolios to maintain a continuous net asset value per share of $1.00; the Portfolios have adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Portfolios will be able to maintain a stable net asset value per share. Each of these Portfolios complies with Rule 2a-7 of the 1940 Act.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Each Portfolio records its investment in its corresponding Master Series at value. Investment securities held by the corresponding Master Series are valued as indicated in the notes following the Master Series' Schedules of Investments.

3 INCOME TAX INFORMATION: The Portfolios are treated as separate entities for U.S. federal income tax purposes. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Master Series, timing differences and differing characterization of distributions made by each Portfolio as a whole.

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    As determined on March 31, 2007, there were no permanent differences resulting from different book and tax accounting.

    The tax character of distributions paid during the years ended March 31, 2007 and March 31, 2006 was as follows:

                                  DISTRIBUTIONS PAID FROM:
                         -------------------------------------------
                            ORDINARY INCOME            TOTAL
                         --------------------- ---------------------
                            2007       2006       2007       2006

MONEY MARKET             $9,383,610 $7,359,541 $9,383,610 $7,359,541
PRIME                    89,467,328 33,576,427 89,467,328 33,576,427

    As of March 31, 2007, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

                           UNDISTRIBUTED     LOSS
                              ORDINARY    CARRYFORWARDS
                               INCOME     AND DEFERRALS   TOTAL

               MONEY MARKET   $161,634       $(8,329)   $153,305
               PRIME           743,714       (62,484)    681,230

    The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferrals, and capital loss carryforwards.

    To the extent each Portfolio's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Portfolio not to distribute such gains. As determined on March 31, 2007, each Portfolio had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

                                        EXPIRING IN:
                                     ------------------
                                     2013   2014   2015

 MONEY MARKET                        $62    $971 $5,353
 PRIME                                --  12,465 37,174

    Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2007, the Portfolios elected to defer the following net capital losses arising between November 1, 2006 and March 31, 2007:


MONEY MARKET                               $1,943
PRIME                                      12,845


4 DISTRIBUTIONS TO SHAREHOLDERS: Each Portfolio earns income, net of expenses, daily on its investment in its corresponding Master Series. It is the policy of each Portfolio to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5 EXPENSE ALLOCATION: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment

--------------------------------------------------------------------------------

    companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6 OTHER: All net investment income and realized and unrealized capital gains and losses of a Master Series are allocated pro rata among its respective Portfolios and any other investors in the Master Series, if any.

7 INDEMNIFICATIONS: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

    Each Portfolio retains Management as its administrator under an Administration Agreement. Each Portfolio pays Management an administration fee at the annual rate of 0.05% of its average daily net assets under this agreement. Effective April 3, 2006, Management has voluntarily agreed to waive its administration fee in an amount necessary to reach its contractual expense limitation as set forth below. For the year ended
    March 31, 2007, this resulted in a reduction of expenses of $91,582 and $362,638 for Money Market and Prime, respectively. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Portfolio indirectly pays for investment management services through its investment in its corresponding Master Series (see Note B of Notes to Financial Statements of the Master Series). As a result of a management fee waiver at the Master Series level, for the period April 1, 2006 to December 17, 2006, each Portfolio indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses from the corresponding Master Series of $25,990 and $240,473 for Money Market and Prime, respectively.

    Management has contractually undertaken to reimburse each Portfolio for its operating expenses plus its pro rata portion of its corresponding Master Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                               CONTRACTUAL REIMBURSEMENT
                     CONTRACTUAL                    FROM MANAGEMENT
                       EXPENSE                    FOR THE YEAR ENDED
                    LIMITATION/(1)/ EXPIRATION      MARCH 31, 2007

MONEY MARKET             0.15%       3/31/10            $64,582
PRIME                    0.15%       3/31/10                 --

/(1)/ Expense limitation per annum of the Portfolios' average daily net assets.

      Each Portfolio has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement.

--------------------------------------------------------------------------------


    During the year ended March 31, 2007, there was no reimbursement to Management under this agreement. At March 31, 2007, contingent liabilities to Management under the agreement were as follows:


                                    EXPIRING IN:
                              ------------------------
                               2008     2009    2010    Total

MONEY MARKET                  $60,865 $193,993 $64,582 $319,440
PRIME                          68,720  462,072      --  530,792


    Management and Lehman Brothers Asset Management LLC ("LBAM"), sub-adviser to each Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

    Each Portfolio also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Portfolio.

    The Board has adopted a distribution plan ("Plan") with respect to each Portfolio, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of the average daily net assets to support distribution and shareholder servicing. Neither Portfolio currently charges such a fee but may do so upon approval of the Board.

    Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $4,862 and $13,131 for Money Market and Prime, respectively.

Note C--Investment Transactions:

    During the year ended March 31, 2007, contributions and withdrawals in each Portfolio's investment in its corresponding Master Series were as follows:

 (000's OMITTED)                      CONTRIBUTIONS               WITHDRAWALS

 MONEY MARKET                            $1,588,340                $1,598,653
 PRIME                                   11,524,295                11,498,490

Note D--Portfolio Share Transactions:

    Share activity at $1.00 per share for the years ended March 31, 2007 and March 31, 2006 was as follows:

                              FOR THE YEAR ENDED                            FOR THE YEAR ENDED
                                MARCH 31, 2007                                MARCH 31, 2006
                ---------------------------------------------  ---------------------------------------------
                              SHARES                                         SHARES
                             ISSUED ON                                      ISSUED ON
                           REINVESTMENT                                   REINVESTMENT
                           OF DIVIDENDS                                   OF DIVIDENDS
                  SHARES        AND         SHARES               SHARES        AND         SHARES
(000'S OMITTED)    SOLD    DISTRIBUTIONS   REDEEMED    TOTAL      SOLD    DISTRIBUTIONS   REDEEMED    TOTAL
 Money Market    1,672,595     6,484      (1,679,989)    (910)  1,501,232     6,716      (1,480,074)  27,874
 Prime          22,368,889    76,609     (22,330,171) 115,327  13,980,057    31,234     (13,042,201) 969,090

--------------------------------------------------------------------------------


Note E--Recent Accounting Pronouncements:

    On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 requires that a "more-likely-than-not" threshold be met before the benefit of a tax position may be recognized in the financial statements and prescribes how such benefit should be measured. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Securities and Exchange Commission will permit investment companies to delay implementation of FIN 48 until September 30, 2007. At this time, Management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

    In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Portfolios' financial position or results of operations.

--------------------------------------------------------------------------------

Financial Highlights

Cash Management Money Market Portfolio/+/

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

                                                                                 PERIOD FROM
                                                               YEAR ENDED     DECEMBER 30, 2004^
                                                                MARCH 31,        TO MARCH 31,
                                                              2007     2006          2005
Net Asset Value, Beginning of Period                        $1.0000  $1.0000       $1.0000
Income From Investment Operations:
Net Investment Income (Loss)                                  .0510    .0366         .0059
Net Gains or Losses on Securities                            (.0000)  (.0000)           --
Total From Investment Operations                              .0510    .0366         .0059

Less Distributions From:
Net Investment Income                                        (.0510)  (.0366)       (.0059)
Total Distributions                                          (.0510)  (.0366)       (.0059)
Net Asset Value, End of Period                              $1.0000  $1.0000       $1.0000
Total Return/++/                                              +5.22%   +3.72%        +0.59%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                      $192.7   $193.6        $165.7
Ratio of Gross Expenses to Average Net Assets/#/                .15%     .15%          .15%*
Ratio of Net Expenses to Average Net Assets/+++/                .15%     .15%          .15%*
Ratio of Net Investment Income (Loss) to Average Net Assets    5.11%    3.73%         2.44%*

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights

Cash Management Prime Portfolio/+/

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

                                                                                   Period from
                                                                Year Ended      December 27, 2004^
                                                                 March 31,         to March 31,
                                                              2007      2006           2005
Net Asset Value, Beginning of Period                         $1.0000   $1.0000       $1.0000
Income From Investment Operations:
Net Investment Income (Loss)                                   .0512     .0366         .0062
Net Gains or Losses on Securities                             (.0000)   (.0000)        .0000
Total From Investment Operations                               .0512     .0366         .0062

Less Distributions From:
Net Investment Income                                         (.0512)   (.0366)       (.0062)
Total Distributions                                           (.0512)   (.0366)       (.0062)
Net Asset Value, End of Period                               $1.0000   $1.0000       $1.0000
Total Return/++/                                               +5.24%    +3.72%        +0.62%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                     $1,660.0  $1,544.7        $575.6
Ratio of Gross Expenses to Average Net Assets/#/                 .15%      .15%          .15%*
Ratio of Net Expenses to Average Net Assets/+++/                 .15%      .15%          .15%*
Ratio of Net Investment Income (Loss) to Average Net Assets     5.13%     3.76%         2.41%*

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Cash Management Funds

/+/ The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of its corresponding Master Series' income and expenses.

/++/  Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of Institutional Liquidity Cash Management Funds).

/+++/ After reimbursement of expenses and/or waiver of a portion of the investment management and administration fees by Management (see Note B of Notes to Financial Statements of Institutional Liquidity Cash Management Funds). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                          Year Ended     Year Ended    Period Ended
                        March 31, 2007 March 31, 2006 March 31, 2005

           Money Market      .25%           .27%           .39%/(1)/
           Prime             .18%           .22%           .23%/(2)/

    /(1)/ Period from December 30, 2004 (Commencement of Operations) to March
          31, 2005.

    /(2)/ Period from December 27, 2004 (Commencement of Operations) to March
          31, 2005.

/#/ The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lehman Brothers Institutional Liquidity Cash Management Funds and
Shareholders of Cash Management Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of Cash Management Money Market Portfolio (formerly, Lehman Brothers Institutional Liquidity Fund) (one of the series constituting Lehman Brothers Institutional Liquidity Cash Management Funds (formerly, Lehman Brothers Institutional Liquidity Series)) (the "Portfolio"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Management Money Market Portfolio, a series of the Lehman Brothers Institutional Liquidity Cash Management Funds, at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
May 16, 2007

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Lehman Brothers Institutional Liquidity Cash Management Funds and
Shareholders of Cash Management Prime Portfolio

We have audited the accompanying statement of assets and liabilities of Cash Management Prime Portfolio (the "Portfolio") (formerly known as Lehman Brothers Prime Money Fund), a series of Lehman Brothers Institutional Liquidity Cash Management Funds (formerly known as Lehman Brothers Institutional Liquidity Series), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Management Prime Portfolio as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 11, 2007

--------------------------------------------------------------------------------

Schedule of Investments Money Market Master Series



PRINCIPAL AMOUNT                                                             RATING(S)       VALUE++
(000's omitted)                                                             Moody's S&P  (000's omitted)

U.S. Government Agency Securities (1.2%)
$30,000 Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08                      AGY   AGY      $30,000

Certificates of Deposit (4.2%)
 50,000 Barclays Bank NY, Yankee CD, 5.35% & 5.39%, due 1/31/08 & 4/23/08     P-1   A-1+      50,000
 10,000 Calyon NY, Euro CD, 5.35%, due 5/7/07                                 P-1   A-1+      10,000
 15,000 Charter One Bank NA, CD, 5.32%, due 4/17/07                           P-1   A-1+      15,000
 30,000 Natexis Banques Populaires, Yankee CD,
        5.38% & 5.40%, due 1/9/08 & 1/15/08                                   P-1   A-1+      30,000
        Total Certificates of Deposit                                                        105,000

Floating Rate Certificates of Deposit (3.0%)(mu)
 40,000 Calyon NY, Floating Rate Yankee CD,
        5.26% & 5.29%, due 4/2/07 & 6/13/07                                   P-1   A-1+      39,995
 30,000 Credit Suisse First Boston, Floating Rate Yankee CD,
        5.31% & 5.36%, due 4/2/07 & 4/24/07                                   P-1   A-1+      30,000
  5,000 Unicredito Italiano NY, Floating Rate Yankee CD, 5.34%, due 6/13/07   P-1   A-1        5,000
        Total Floating Rate Certificates of Deposit                                           74,995

Commercial Paper (49.0%)

Asset Backed (33.0%)
 40,000 Ajax Bambino Funding, Inc., 5.27%, due 4/11/07                        P-1   A-1+      39,947
 75,000 Amstel Funding Corp., 5.18% - 5.24%, due 4/3/07 - 5/25/07             P-1   A-1+      74,727
 36,347 Cancara Asset Securitization Ltd., 5.22%, due 6/6/07                  P-1   A-1+      36,005
 15,800 Chariot Funding LLC, 5.22%, due 6/5/07                                P-1   A-1       15,653
 20,000 CRC Funding LLC, 5.21%, due 6/11/07                                   P-1   A-1+      19,797(n)
 25,000 Crown Point Capital Co., 5.24%, due 6/20/07                           P-1   A-1       24,712
 20,266 Erasmus Capital Corp., 5.25%, due 5/15/07                             P-1   A-1+      20,139
 43,832 Fairway Finance, 5.26%, due 4/13/07                                   P-1   A-1       43,762(n)
 40,000 Grampian Funding LLC, 5.21%, due 7/24/07                              P-1   A-1+      39,346
 40,000 Lexington Parker Capital, 5.21%, due 7/17/07                          P-1   A-1       39,387
 55,000 North Sea Funding BV, 5.19% & 5.25%, due 4/30/07 & 5/3/07             P-1   A-1+      54,762
 30,000 Park Avenue Receivables Co. LLC, 5.22%, due 6/5/07                    P-1   A-1       29,722
 65,000 Picaros Funding, 5.15% - 5.25%, due 5/23/07 - 7/10/07                 P-1   A-1+      64,374
 20,354 Scaldis Capital LLC, 5.19% & 5.22%, due 7/20/07 & 8/10/07             P-1   A-1+      20,003
 15,000 Sigma Finance, Inc., 5.19%, due 8/16/07                               P-1   A-1+      14,706
 61,000 Solitaire Funding LLC, 5.24%, due 5/21/07 & 6/1/07                    P-1   A-1+      60,532
 36,636 Tempo Finance Ltd., 5.25%, due 4/23/07                                P-1   A-1+      36,524

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                       RATING(S)       VALUE++
(000's omitted)                                                       Moody's S&P  (000's omitted)
$51,442 Thames Asset Securitization LLC, 5.23%, due 6/12/07             P-1   A-1       $50,911
 67,953 Thunderbay Funding, Inc., 5.23% - 5.26%, due 4/5/07 - 6/22/07   P-1   A-1        67,563
 70,000 Yorktown Capital, 5.25% & 5.26%, due 4/19/07 & 4/20/07          P-1   A-1+       69,823
                                                                                        822,395

Banking/Foreign (13.6%)
 30,000 Bank of Ireland, 5.24%, due 5/14/07                             P-1   A-1        29,816
 65,000 Danske Corp., 5.09% - 5.23%, due 4/10/07 - 10/29/07             P-1   A-1+       63,361
 35,000 Depfa Bank, 5.24%, due 5/21/07                                  P-1   A-1+       34,750
 65,000 DZ Bank AG, 5.25% & 5.26%, due 4/25/07                          P-1   A-1        64,782
 70,000 Societe Generale NA, 5.15% - 5.27%, due 4/4/07 - 9/12/07        P-1   A-1+       69,029
 25,000 UBS Finance, Inc., 5.19%, due 8/15/07                           P-1   A-1+       24,514
 25,000 Unicredito Italiano PLC, 5.24%, due 5/7/07                      P-1   A-1        24,873
 30,000 Westpac Banking Corp., 5.18%, due 8/8/07                        P-1   A-1+       29,447
                                                                                        340,572

Financial Services (0.4%)
 10,000 Morgan Stanley, 5.19%, due 7/23/07                              P-1   A-1         9,839

Heavy Machinery/Equipment (2.0%)
 50,000 Caterpillar, Inc., 5.25%, due 5/17/07                           P-1   A-1        49,672
        Total Commercial Paper                                                        1,222,478

Time Deposits (3.6%)
 50,000 KeyBank National, 5.25%, due 4/2/07                             P-1   A-1        50,000
 40,000 Suntrust Bank, Grand Cayman, Inc., 5.25%, due 4/2/07            P-1   A-1        40,000
        Total Time Deposits                                                              90,000

Corporate Debt Securities (4.3%)

Asset Backed (3.2%)
 80,000 Cullinan Finance Corp., Medium-Term Notes,
        5.34% - 5.41%, due 10/10/07 - 4/10/08                           P-1   A-1+       79,999(n)

Banking/Foreign (0.6%)
 15,000 UBS AG, Medium-Term Notes, 5.42%, due 1/11/08                   P-1   A-1+       15,000

Financial Services (0.5%)
 11,020 CIT Group, Inc., Senior Notes, 5.75%, due 9/25/07               P-1   A-1        11,038
        Total Corporate Debt Securities                                                 106,037

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                 RATING(S)       VALUE++
(000's omitted)                                                                 Moody's S&P  (000's omitted)

Floating Rate Corporate Debt Securities (34.1%)(mu)

Asset Backed (9.3%)
$20,000 American Honda Finance, Floating Rate Medium-Term Notes,
        5.36%, due 4/12/07                                                        P-1   A-1      $20,000(n)
 35,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
        5.30% & 5.33%, due 5/15/07 & 6/11/07                                      P-1   A-1+      34,995(n)
 20,000 Links Finance LLC, Floating Rate Medium-Term Notes, 5.28%, due 4/4/07     P-1   A-1+      20,000(n)
 65,000 Parkland (USA) LLC, Floating Rate Medium-Term Notes,
        5.32% - 5.34%, due 4/10/07 - 6/25/07                                      P-1   A-1+      64,995(n)
 10,880 Schreiber Capital Co., Floating Rate Bonds, 5.32%, due 4/5/07             P-1             10,880
 40,000 Tango Finance Corp., Floating Rate Medium-Term Notes,
        5.31% - 5.33%, due 5/7/07 - 6/21/07                                       P-1   A-1+      39,997(n)
 40,000 Whistlejacket Capital LLC, Floating Rate Medium-Term Notes,
        5.28% & 5.32%, due 4/16/07 & 6/5/07                                       P-1   A-1+      39,998(n)
                                                                                                 230,865

Banking/Domestic (6.4%)
 30,000 Bank of America NA, Floating Rate Bank Notes, 5.32%, due 5/15/07          P-1   A-1+      30,000
 55,000 JP Morgan Master Note, 5.52%, due 4/2/07                                  P-1   A-1+      55,000
 30,000 Wachovia Corp., Senior Floating Rate Notes, 5.44%, due 4/23/07            P-1   A-1+      30,011
 45,000 Wells Fargo & Co., Floating Rate Notes, 5.33%, due 4/16/07                P-1   A-1+      45,000(n)
                                                                                                 160,011

Banking/Foreign (10.0%)
 20,000 Banesto SA, Senior Unsubordinated Floating Rate Notes,
        5.33%, due 7/18/07                                                        P-1   A-1       20,000(n)
 25,000 Bank of Ireland, Unsecured Floating Rate Medium-Term Notes,
        5.30%, due 4/19/07                                                        P-1   A-1       25,000(n)
 20,000 Calyon NY, Floating Rate Notes, 5.33%, due 5/10/07                        P-1   A-1+      19,999
 33,300 Credit Suisse First Boston, Floating Rate Medium-Term Notes,
        5.46%, due 4/5/07                                                         P-1   A-1+      33,300
 15,000 HBOS Treasury Services PLC, Guaranteed Floating Rate Meduim-Term Notes,
        5.29%, due 4/10/07                                                        P-1   A-1+      15,000(n)
 10,000 HSBC Finance Corp., Floating Rate Medium-Term Notes,
        5.40%, due 4/4/07                                                         P-1   A-1+      10,004
 15,000 HSBC Finance Corp., Floating Rate Notes, 5.37%, due 4/24/07               P-1   A-1+      15,000
 20,425 Nationwide Building, Floating Rate Notes, 5.48%, due 4/20/07              P-1   A-1       20,433(n)
 50,000 Royal Bank of Canada, Floating Rate Medium-Term Notes,
        5.31%, due 4/2/07                                                         P-1   A-1+      50,000(n)

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                RATING(S)       VALUE++
(000's omitted)                                                                Moody's S&P  (000's omitted)
$39,000 Unicredito Italiano PLC, Guaranteed Floating Rate Notes,
        5.33% & 5.34%, due 4/10/07 & 4/16/07                                     P-1   A-1       $39,000(n)
                                                                                                 247,736

Financial Services (8.4%)
 45,000 Bear Stearns Master Note, 5.37%, due 4/2/07                              P-1   A-1        45,000
 22,973 CIT Group, Inc., Floating Rate Medium-Term Notes, 5.58%, due 5/18/07     P-1   A-1        22,979
 20,000 CIT Group, Inc., Senior Unsecured Floating Rate Medium-Term Notes,
        5.43%, due 5/21/07                                                       P-1   A-1        20,016
  7,000 CIT Group, Inc., Senior Floating Rate Medium-Term Notes,
        5.58%, due 6/20/07                                                       P-1   A-1         7,008
 35,000 Merrill Lynch & Co., Senior Unsecured Floating Rate Notes,
        5.30%, due 4/18/07                                                       P-1   A-1+       35,000
 25,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C,
        5.49%, due 4/27/07                                                       P-1   A-1+       25,011
 55,000 Morgan Stanley, Senior Floating Rate Notes,
        5.36% & 5.44%, due 4/2/07 & 4/3/07                                       P-1   A-1        55,000
                                                                                                 210,014
        Total Floating Rate Corporate Debt Securities                                            848,626

Promissory Notes (1.8%)(mu)
 45,000 Goldman Sachs Group, 5.36% - 5.37%, due 4/2/07                           P-1   A-1        45,000

Asset-Backed Securities (0.5%)
  5,565 CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07   P-1   A-1+        5,565
  7,547 USAA Auto Owner Trust, Ser. 2006-4, Class A1, 5.34%, due 12/13/07        P-1   A-1+        7,547
        Total Asset-Backed Securities                                                             13,112

        Total Investments (101.7%)                                                             2,535,248
        Liabilities, less cash, receivables and other assets [(1.7%)]                            (42,012)
        Total Net Assets (100.0%)                                                             $2,493,236

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Schedule of Investments Prime Master Series



PRINCIPAL AMOUNT                                                             RATING(S)       VALUE++
(000's omitted)                                                             Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.9%)
$60,000 Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08                      AGY   AGY      $60,000

Certificates of Deposit (2.2%)
 60,000 Barclays Bank NY, Yankee CD, 5.35%, due 4/23/08                       P-1   A-1+      60,000
 35,000 Charter One Bank NA, CD, 5.32%, due 4/17/07                           P-1   A-1+      35,000
 50,000 Credit Suisse First Boston, Yankee CD, 5.31%, due 4/4/07              P-1   A-1+      50,000
        Total Certificates of Deposit                                                        145,000

Floating Rate Certificates of Deposit (2.4%)(mu)
 25,000 Barclays Bank NY, Floating Rate Yankee CD, 5.30%, due 6/5/07          P-1   A-1+      24,997
 90,000 Calyon NY, Floating Rate Yankee CD, 5.26% & 5.32%, due 4/2/07         P-1   A-1+      89,990
 40,000 Credit Suisse First Boston, Floating Rate Yankee CD,
        5.31% & 5.36%, due 4/2/07 & 4/24/07                                   P-1   A-1+      40,000
        Total Floating Rate Certificates of Deposit                                          154,987

Commercial Paper (61.6%)

Asset Backed (47.8%)
184,416 Ajax Bambino Funding, Inc., 5.25% - 5.29%, due 4/10/07 - 6/11/07      P-1   A-1+     183,755
 10,000 Amstel Funding Corp., 5.18%, due 4/3/07                               P-1   A-1+       9,999
 50,000 Amstel Funding Corp., 5.22%, due 4/16/07                              P-1   A-1+      49,899(n)
109,730 Barton Capital Corp., 5.25% & 5.26%, due 4/4/07 & 4/24/07             P-1   A-1+     109,579(n)
 43,240 Barton Capital Corp., 5.26%, due 4/10/07                              P-1   A-1+      43,189
 60,840 Cancara Asset Securitization Ltd., 5.22%, due 6/6/07 & 6/11/07        P-1   A-1+      60,259
 53,823 Chariot Funding LLC, 5.25%, due 4/23/07                               P-1   A-1       53,658
215,000 Charta LLC, 5.24% - 5.26%, due 4/9/07 - 6/25/07                       P-1   A-1      213,683
203,586 Ciesco LLC, 5.23% & 5.25%, due 5/8/07 & 6/27/07                       P-1   A-1+     201,296
 50,000 CRC Funding LLC, 5.25%, due 4/9/07                                    P-1   A-1+      49,949
125,000 CRC Funding LLC, 5.21% & 5.24%, due 5/2/07 & 6/11/07                  P-1   A-1+     124,022(n)
184,192 Crown Point Capital Co., 5.16% - 5.26%, due 4/5/07 - 9/10/07          P-1   A-1      183,722
 50,000 Cullinan Finance Ltd., 5.18%, due 4/4/07                              P-1   A-1+      49,986
118,390 Edison Asset Securitization LLC, 5.18% - 5.24%, due 4/9/07 - 7/6/07   P-1   A-1+     117,385
 41,891 Erasmus Capital Corp., 5.15% - 5.29%, due 4/25/07 - 10/11/07          P-1   A-1+      41,278
 68,108 Fairway Finance, 5.26%, due 4/13/07                                   P-1   A-1       67,999(n)
 11,509 Fairway Finance, 5.20%, due 8/1/07                                    P-1   A-1       11,308
 75,000 Grampian Funding LLC, 5.22%, due 4/13/07                              P-1   A-1+      74,880
 28,011 Ivory Funding Corp., 5.23% & 5.24%, due 5/29/07 & 6/1/07              P-1   A-1       27,771
230,083 Jupiter Securitization Corp., 5.15% - 5.25%, due 4/3/07 - 9/17/07     P-1   A-1      226,227

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                              RATING(S)       VALUE++
(000's omitted)                                                              Moody's S&P  (000's omitted)
$19,680 K2 (USA) LLC, 5.21%, due 4/25/07                                       P-1   A-1+      $19,614
 40,000 Lexington Parker Capital, 5.24%, due 5/8/07                            P-1   A-1        39,790
 60,516 Mane Funding Corp., 5.23%, due 6/19/07                                 P-1   A-1+       59,830
 10,297 Mont Blanc Capital Corp., 5.24%, due 5/15/07                           P-1   A-1+       10,233
 84,957 Old Line Funding LLC, 5.25%, due 4/20/07 & 4/27/07                     P-1   A-1+       84,691
 50,000 Park Avenue Receivables Co. LLC, 5.25%, due 4/23/07                    P-1   A-1        49,847
 70,000 Park Granada LLC, 5.17% & 5.21%, due 7/30/07 & 9/25/07                 P-1   A-1+       68,512
137,500 Picaros Funding, 5.15% - 5.25%, due 5/3/07 - 7/10/07                   P-1   A-1+      136,486
 16,736 Regency Markets No. 1 LLC, 5.28%, due 4/25/07                          P-1   A-1        16,680
 16,047 Sheffield Receivables Corp., 5.26%, due 4/2/07                         P-1   A-1+       16,047
 50,000 Sigma Finance, Inc., 5.21%, due 8/16/07                                P-1   A-1+       49,016
 20,000 Solitaire Funding LLC, 5.24%, due 5/21/07                              P-1   A-1+       19,857
 20,200 Tango Finance Corp., 5.24%, due 5/23/07                                P-1   A-1+       20,050
111,655 Thames Asset Securitization LLC, 5.23% - 5.26%, due 4/5/07 - 6/12/07   P-1   A-1       111,442
187,210 Thunderbay Funding, Inc., 5.25% - 5.27%, due 4/18/07 - 5/7/07          P-1   A-1       186,472
 45,000 Variable Funding Capital Corp., 5.26%, due 4/2/07                      P-1   A-1+       45,000
124,483 Wal-Mart Funding Corp., 5.23%, due 5/24/07                             P-1   A-1+      123,543
141,935 Yorktown Capital, 5.24% - 5.26%, due 4/11/07 - 5/21/07                 P-1   A-1+      141,285
                                                                                             3,098,239

Banking/Foreign (13.8%)
 28,005 Bank of America NA, 5.09%, due 10/12/07                                P-1   A-1+       27,241
145,000 Barclays U.S. Funding Corp., 5.20% - 5.24%, due 4/16/07 - 8/13/07      P-1   A-1+      143,390
100,000 Calyon NA, Inc., 5.21%, due 7/9/07                                     P-1   A-1+       98,583
 35,000 Credit Suisse First Boston, 5.24%, due 4/17/07                         P-1   A-1+       34,923
 50,000 Danske Corp., 5.09%, due 10/29/07                                      P-1   A-1+       48,515
137,000 HSBC Bank USA, 5.20% & 5.22%, due 6/27/07 & 8/6/07                     P-1   A-1+      134,736
 11,000 ING America Insurance Holdings, Inc., 5.23%, due 4/5/07                P-1   A-1+       10,995
 50,000 Rabobank U.S. Financial Corp., 5.12%, due 9/28/07                      P-1   A-1+       48,728
145,000 Societe Generale NA, 5.08% - 5.20%, due 8/8/07 - 10/29/07              P-1   A-1+      141,383
209,595 UBS Finance, Inc., 5.18% - 5.24%, due 5/2/07 - 7/11/07                 P-1   A-1+      208,088
                                                                                               896,582
        Total Commercial Paper                                                               3,994,821

Floating Rate Commercial Paper (3.0%)(mu)

Financial Services (3.0%)
 75,000 Lexington Parker Capital, 5.31%, due 5/10/07                           P-1   A-1        74,995
120,000 Morgan Stanley, 5.31% - 5.32%, due 4/2/07 - 4/8/07                     P-1   A-1       120,000
        Total Floating Rate Commercial Paper                                                   194,995

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                           RATING(S)       VALUE++
(000's omitted)                                                           Moody's S&P  (000's omitted)

Time Deposits (2.7%)
$177,000 Suntrust Bank, Grand Cayman, Inc.,
         5.25%, due 4/2/07                                                  P-1   A-1      $177,000

Corporate Debt Securities (1.8%)

Asset Backed (1.6%)
 100,000 Cullinan Finance Corp., Medium-Term Notes,
         5.34% - 5.41%, due 10/10/07 - 4/10/08                              P-1   A-1+       99,998(n)

Banking/Foreign (0.2%)
  15,000 UBS AG, Medium-Term Notes, 5.42%, due 1/11/08                      P-1   A-1+       15,000
         Total Corporate Debt Securities                                                    114,998

Floating Rate Corporate Debt Securities (25.9%)(mu)

Asset Backed (16.8%)
  15,000 American Honda Finance, Floating Rate Medium-Term Notes,
         5.36%, due 4/12/07                                                 P-1   A-1        15,000(n)
  50,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
         5.31% & 5.54%, due 4/2/07 & 5/18/07                                P-1   A-1+       49,994(n)
  75,000 Cullinan Finance Corp., Floating Rate Medium-Term Notes,
         5.32%, due 5/15/07                                                 P-1   A-1+       74,995(n)
  25,000 Dorada Finance, Inc., Floating Rate Medium-Term Notes,
         5.31%, due 5/16/07                                                 P-1   A-1+       24,995(n)
 160,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
         5.30% - 5.36%, due 4/25/07 - 6/22/07                               P-1   A-1+      159,992(n)
 240,000 Links Finance LLC, Floating Rate Medium-Term Notes,
         5.28% - 5.32%, due 4/10/07 - 6/1/07                                P-1   A-1+      239,973(n)
 197,500 Parkland (USA) LLC, Floating Rate Medium-Term Notes,
         5.30% - 5.34%, due 4/10/07 - 6/25/07                               P-1   A-1+      197,492(n)
  85,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
         5.28% - 5.32%, due 4/20/07 - 6/20/07                               P-1   A-1+       84,997(n)
 152,500 Tango Finance Corp., Floating Rate Medium-Term Notes,
         5.31% - 5.33%, due 4/30/07 - 6/25/07                               P-1   A-1+      152,495(n)
  90,000 Whistlejacket Capital LLC, Floating Rate Medium-Term Notes,
         5.28% - 5.35%, due 4/16/07 - 6/13/07                               P-1   A-1+       89,997(n)
                                                                                          1,089,930

Banking/Domestic (5.2%)
  75,000 American Express Bank FSB, Floating Rate Bank Notes,
         5.29%, due 4/12/07                                                 P-1   A-1        74,998

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                RATING(S)       VALUE++
(000's omitted)                                                                Moody's S&P  (000's omitted)
$50,000 Bank of America NA, Floating Rate Bank Notes, 5.32%, due 5/15/07         P-1   A-1+      $50,000
 17,000 Citigroup, Inc., Floating Rate Notes, 5.41%, due 6/4/07                  P-1   A-1+       17,002
100,000 National City Bank, Floating Rate Bank Notes, 5.34%, due 4/25/07         P-1   A-1       100,012
 66,100 Wachovia Corp., Senior Floating Rate Notes, 5.44%, due 4/23/07           P-1   A-1+       66,124
 28,000 Wells Fargo & Co., Floating Rate Notes, 5.33%, due 4/16/07               P-1   A-1+       28,000(n)
                                                                                                 336,136

Banking/Foreign (2.0%)
 40,000 Calyon NY, Floating Rate Notes, 5.33%, due 5/10/07                       P-1   A-1+       39,998
 50,000 HSBC Finance Corp., Floating Rate Medium-Term Notes,
        5.40%, due 4/4/07                                                        P-1   A-1+       50,017
 40,000 Royal Bank of Canada, Floating Rate Medium-Term Notes,
        5.31%, due 4/2/07                                                        P-1   A-1+       40,000(n)
                                                                                                 130,015

Financial Services (1.9%)
 45,000 Bear Stearns Master Note, 5.56%, due 11/6/07                             P-1   A-1        45,000
 75,000 Merrill Lynch & Co., Senior Unsecured Floating Rate Notes,
        5.30%, due 4/18/07                                                       P-1   A-1+       75,000
                                                                                                 120,000
        Total Floating Rate Corporate Debt Securities                                          1,676,081

Promissory Notes (1.6%)(mu)
100,000 Goldman Sachs Group, 5.35% - 5.43%, due 4/2/07                           P-1   A-1+      100,000

Asset-Backed Securities (0.3%)
  8,904 CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07   P-1   A-1+        8,904
 12,579 USAA Auto Owner Trust, Ser. 2006-4, Class A1, 5.34%, due 12/13/07        P-1   A-1+       12,579
        Total Asset-Backed Securities                                                             21,483

        Total Investments (102.4%)                                                             6,639,365
        Liabilities, less cash, receivables and other assets [(2.4%)]                           (156,561)
        Total Net Assets (100.0%)                                                             $6,482,804

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Notes to Schedule of Investments Institutional Liquidity Trust


++ Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At March 31, 2007, these securities amounted to $577,976,000 or 23.2% of net assets for Money Market Master Series and $1,609,427,000 or 24.8% of net assets for Prime Master Series.

(mu)Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2007.

(S) Credit Ratings are unaudited.

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Assets and Liabilities


Institutional Liquidity Trust

(000's omitted)

                                                                             Money Market          Prime
                                                                            Master Series  Master Series
                                                                           -------------- --------------
                                                                           March 31, 2007 March 31, 2007
Assets
Investments in securities, at value* (Note A)-see Schedule of Investments:
Unaffiliated issuers                                                           $2,535,248     $6,639,365
Cash                                                                                  221             --
Interest receivable                                                                 8,005         14,767
Receivable for securities sold                                                         --         24,949
Prepaid expenses                                                                       55            156
                                                                           -----------------------------
Total Assets                                                                    2,543,529      6,679,237
                                                                           -----------------------------

Liabilities
Due to custodian                                                                       --         65,673
Payable for securities purchased                                                   49,998        129,986
Payable to investment manager-net (Note B)                                            184            547
Accrued expenses and other payables                                                   111            227
                                                                           -----------------------------
Total Liabilities                                                                  50,293        196,433
                                                                           -----------------------------
Net Assets Applicable to Investors' Beneficial Interests                       $2,493,236     $6,482,804
                                                                           -----------------------------

Net Assets consist of:
Paid-in capital                                                                $2,493,236     $6,482,804
                                                                           -----------------------------
*Cost of investments:
Unaffiliated issuers                                                           $2,535,248     $6,639,365
                                                                           -----------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Operations

Institutional Liquidity Trust

(000's omitted)

                                                                            MONEY MARKET               PRIME
                                                                           MASTER SERIES       MASTER SERIES
                                                                      ------------------  ------------------
                                                                      For the Year Ended  For the Year Ended
                                                                          March 31, 2007      March 31, 2007
Investment Income
Income:
Interest income-unaffiliated issuers (Note A)                                   $132,112            $296,858
                                                                      ---------------------------------------

Expenses:
Investment management fees (Note B)                                                2,368               5,199
Audit fees                                                                            32                  29
Custodian fees (Note B)                                                              413                 846
Insurance expense                                                                    110                 112
Legal fees                                                                             3                   3
Rating agency fees                                                                    --                  25
Shareholder reports                                                                    8                   6
Trustees' fees and expenses                                                           26                  26
Miscellaneous                                                                         22                  40
                                                                      ---------------------------------------
Total expenses                                                                     2,982               6,286

Investment management fees waived (Note B)                                          (360)               (719)
Expenses reduced by custodian fee expense offset arrangement (Note B)                (36)                (39)
                                                                      ---------------------------------------
Total net expenses                                                                 2,586               5,528
                                                                      ---------------------------------------
Net investment income                                                           $129,526            $291,330
                                                                      ---------------------------------------

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers                               (78)                (95)
                                                                      ---------------------------------------
Net increase (decrease) in net assets resulting from operations                 $129,448            $291,235
                                                                      ---------------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Changes in Net Assets


Institutional Liquidity Trust

(000's omitted)

                                                  MONEY MARKET MASTER SERIES          PRIME MASTER SERIES
                                                ------------------------------  ------------------------------
                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                March 31, 2007  March 31, 2006  March 31, 2007  March 31, 2006
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                          $129,526         $82,975        $291,330         $76,803
Net realized gain (loss) on investments                    (78)            (56)            (95)            (78)
Net increase (decrease) in net assets resulting
from operations                                        129,448          82,919         291,235          76,725

Transactions in Investors' Beneficial Interest:
Contributions                                        5,640,176       4,162,855      35,971,111      14,573,443
Withdrawals                                         (5,506,910)     (4,433,678)    (32,985,741)    (12,721,501)
Net increase (decrease) from transactions in
investors' beneficial interest                         133,266        (270,823)      2,985,370       1,851,942
Net Increase (Decrease) in Net Assets                  262,714        (187,904)      3,276,605       1,928,667

Net Assets:
Beginning of year                                    2,230,522       2,418,426       3,206,199       1,277,532
End of year                                         $2,493,236      $2,230,522      $6,482,804      $3,206,199

See Notes to Financial Statements

--------------------------------------------------------------------------------

Notes to Financial Statements Institutional Liquidity Trust

Note A--Summary of Significant Accounting Policies:

1 GENERAL: The Money Market Master Series (formerly, Institutional Liquidity Portfolio) and the Prime Master Series (formerly, Prime Portfolio) (individually a "Master Series," collectively, the "Master Series") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.

    Other investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Master Series' investment manager and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

    The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Master Series' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 INCOME TAX INFORMATION: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5 CONCENTRATION OF RISK: Each Master Series normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Master Series' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6 EXPENSE ALLOCATION: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

--------------------------------------------------------------------------------


7 REPURCHASE AGREEMENTS: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8 INDEMNIFICATIONS: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees and Other Transactions with Affiliates:

    Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, prior to December 18, 2006, each Master Series paid Management a fee at the annual rate of 0.10% of its average daily net assets. Management voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Master Series. For the year ended March 31, 2007, such waived fees amounted to $359,405 for Money Market Master Series and $719,512 for Prime Master Series, respectively. Effective December 18, 2006, each Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets.

    Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of LBAM and/or Management.

    Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $36,060 for Money Market Master Series and $38,957 for Prime Master Series.

Note C--Securities Transactions:

    All securities transactions for Money Market Master Series and Prime Master Series were short-term.

Note D--Recent Accounting Pronouncement:

    In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series' financial position or results of operations.

--------------------------------------------------------------------------------

Financial Highlights

Money Market Master Series

                                                                Period from
                                             Year Ended      December 30, 2004^
                                              March 31,         to March 31,
                                           2007      2006           2005

 Ratios to Average Net Assets:
 Gross Expenses/#/                            .10%      .11%           .11%*
 Net Expenses/+++/                            .10%      .11%           .11%*
 Net Investment Income (Loss)                5.14%     3.72%          2.38%*
 Total Return/+/                            +5.27%    +3.87%         +0.63%**
 Net Assets, End of Period (in millions) $2,493.2  $2,230.5       $2,418.4

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Financial Highlights

Prime Master Series

                                                                Period from
                                             Year Ended      December 27, 2004^
                                              March 31,         to March 31,
                                           2007      2006           2005

 Ratios to Average Net Assets:
 Gross Expenses/#/                            .10%      .11%           .12%*
 Net Expenses/+++/                            .10%      .10%           .11%*
 Net Investment Income (Loss)                5.19%     3.78%          2.43%*
 Total Return/+/                            +5.29%    +3.87%         +0.66%**
 Net Assets, End of Period (in millions) $6,482.8  $3,206.2       $1,277.5

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Trust



/#/ The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/+++/ After waiver of a portion of the investment management fee by Management.
      Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                                 Year Ended     Year Ended    Period Ended
                               March 31, 2007 March 31, 2006 March 31, 2005

    Money Market Master Series      .12%           .13%           .13%/(1)/
    Prime Master Series             .11%           .12%           .13%/(2)/


    /(1)/ Period from December 30, 2004 (commencement of operations) to March
          31, 2005.

    /(2)/ Period from December 27, 2004 (commencement of operations) to March
          31, 2005.

/+/ Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm


To the Board of Trustees of Institutional Liquidity Trust and Owners of Beneficial Interest of Money Market Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Master Series (formerly, Institutional Liquidity Portfolio) (one of the series constituting Institutional Liquidity Trust) (the "Master Series"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Master Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Master Series, a portfolio of Institutional Liquidity Trust, at
March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
May 16, 2007

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm


To the Board of Trustees of
Institutional Liquidity Trust and
Owners of Beneficial Interest of Prime Master Series

We have audited the accompanying statement of assets and liabilities of Prime Master Series (the "Master Series") (formerly known as Prime Portfolio), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Master Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Series as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 11, 2007

--------------------------------------------------------------------------------

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030

Sub-Adviser
Lehman Brothers Asset Management LLC
399 Park Avenue
New York, NY 10022

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

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Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Management. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (888) 556-9030.

Information about the Board of Trustees

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/  Number of         Other Directorships Held
                            Length of                                      Funds in          Outside Fund Complex by
                            Time Served/(2)/                               Fund Complex      Fund Trustee
                                                                           Overseen by
                                                                           Fund Trustee/(4)/

Independent Fund Trustees

John Cannon (77)            Trustee since    Consultant; formerly,         61                Independent Trustee or
                            2004             Chairman, CDC Investment                        Director of three series of
                                             Advisers (registered                            Oppenheimer Funds: Limited
                                             investment adviser), 1993 to                    Term New York Municipal
                                             January 1999; formerly,                         Fund, Rochester Fund
                                             President and Chief Executive                   Municipals, and
                                             Officer, AMA Investment                         Oppenheimer Convertible
                                             Advisors, an affiliate of the                   Securities Fund since 1992.
                                             American Medical
                                             Association.

Faith Colish (71)           Trustee since    Counsel, Carter Ledyard &     61                Formerly, Director (1997 to
                            2004             Milburn LLP (law firm) since                    2003) and Advisory Director
                                             October 2002; formerly,                         (2003 to 2006), ABA
                                             Attorney-at-Law and                             Retirement Funds (formerly,
                                             President, Faith Colish, A                      American Bar Retirement
                                             Professional Corporation,                       Association) (not-for-profit
                                             1980 to 2002.                                   membership corporation).

C. Anne Harvey (69)         Trustee since    President, C.A. Harvey        61                Formerly, President, Board of
                            2004             Associates since October                        Associates to The National
                                             2001; formerly, Director,                       Rehabilitation Hospital's
                                             AARP, 1978 to December                          Board of Directors, 2001 to
                                             2001.                                           2002; formerly, Member,
                                                                                             Individual Investors Advisory
                                                                                             Committee to the New York
                                                                                             Stock Exchange Board of
                                                                                             Directors, 1998 to June
                                                                                             2002.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/  Number of         Other Directorships Held
                            Length of                                      Funds in          Outside Fund Complex by
                            Time Served/(2)/                               Fund Complex      Fund Trustee
                                                                           Overseen by
                                                                           Fund Trustee/(4)/

Robert A. Kavesh (79)       Trustee since    Marcus Nadler Professor       61                Formerly, Director, The
                            2004             Emeritus of Finance and                         Caring Community (not-for-
                                             Economics, New York                             profit), 1997 to 2006;
                                             University Stern School of                      formerly, Director, DEL
                                             Business; formerly, Executive                   Laboratories, Inc. (cosmetics
                                             Secretary-Treasurer,                            and pharmaceuticals), 1978
                                             American Finance                                to 2004; formerly, Director,
                                             Association, 1961 to 1979.                      Apple Bank for Savings, 1979
                                                                                             to 1990; formerly, Director,
                                                                                             Western Pacific Industries,
                                                                                             Inc., 1972 to 1986 (public
                                                                                             company).

Michael M. Knetter (47)     Trustee since    Dean, School of Business,     61                Trustee, Northwestern
                            2007             University of Wisconsin -                       Mutual Series Fund, Inc. since
                                             Madison; formerly, Professor                    February 2007; Director,
                                             of International Economics                      Wausau Paper since 2005;
                                             and Associate Dean, Amos                        Director, Great Wolf Resorts
                                             Tuck School of Business -                       since 2004.
                                             Dartmouth College, 1998 to
                                             2002.

Howard A. Mileaf (70)       Trustee since    Retired; formerly, Vice       61                Director, Webfinancial
                            2004             President and General                           Corporation (holding
                                             Counsel, WHX Corporation                        company) since December
                                             (holding company), 1993 to                      2002; formerly, Director
                                             2001.                                           WHX Corporation (holding
                                                                                             company), January 2002 to
                                                                                             June 2005; formerly,
                                                                                             Director, State Theatre of
                                                                                             New Jersey (not-for-profit
                                                                                             theater), 2000 to 2005.

George W. Morriss (59)      Trustee since    Formerly, Executive Vice      61                Member, Board of Managers,
                            2007             President and Chief Financial                   Old Mutual Funds of Hedge
                                             Officer, People's Bank (a                       Funds (registered hedge
                                             financial services company),                    fund) since October 2006.
                                             1991 to 2001.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                        Funds in          Outside Fund Complex by
                            Time Served/(2)/                                 Fund Complex      Fund Trustee
                                                                             Overseen by
                                                                             Fund Trustee/(4)/

Edward I. O'Brien (78)      Trustee since    Formerly, Member,               61                Director, Legg Mason, Inc.
                            2004             Investment Policy Committee,                      (financial services holding
                                             Edward Jones, 1993 to 2001;                       company) since 1993;
                                             President, Securities Industry                    formerly, Director, Boston
                                             Association ("SIA") (securities                   Financial Group (real estate
                                             industry's representative in                      and tax shelters), 1993 to
                                             government relations and                          1999.
                                             regulatory matters at the
                                             federal and state levels),
                                             1974 to 1992; Adviser to SIA,
                                             November 1992 to
                                             November 1993.

William E. Rulon (74)       Trustee since    Retired; formerly, Senior Vice  61                Formerly, Director, Pro-Kids
                            2004             President, Foodmaker, Inc.                        Golf and Learning Academy
                                             (operator and franchiser of                       (teach golf and computer
                                             restaurants) until January                        usage to "at risk" children),
                                             1997.                                             1998 to 2006; formerly,
                                                                                               Director, Prandium, Inc.
                                                                                               (restaurants), March 2001 to
                                                                                               July 2002.

Cornelius T. Ryan (75)      Trustee since    Founding General Partner,       61                None.
                            2004             Oxford Partners and Oxford
                                             Bioscience Partners (venture
                                             capital investing) and
                                             President, Oxford Venture
                                             Corporation since 1981.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/   Number of         Other Directorships Held
                            Length of                                       Funds in          Outside Fund Complex by
                            Time Served/(2)/                                Fund Complex      Fund Trustee
                                                                            Overseen by
                                                                            Fund Trustee/(4)/

Tom D. Seip (57)            Trustee since    General Partner, Seip          61                Director, H&R Block, Inc.
                            2004; Lead       Investments LP (a private                        (financial services company)
                            Independent      investment partnership);                         since May 2001; Chairman,
                            Trustee          formerly, President and CEO,                     Compensation Committee,
                            beginning        Westaff, Inc. (temporary                         H&R Block, Inc. since 2006;
                            2006             staffing), May 2001 to                           Director, America One
                                             January 2002; formerly,                          Foundation since 1998;
                                             Senior Executive at the                          formerly, Chairman,
                                             Charles Schwab Corporation,                      Governance and Nominating
                                             1983 to 1998, including                          Committee, H&R Block, Inc.,
                                             Chief Executive Officer,                         2004 to 2006; Director,
                                             Charles Schwab Investment                        Forward Management, Inc.
                                             Management, Inc. and                             (asset management
                                             Trustee, Schwab Family of                        company), 1999 to 2006;
                                             Funds and Schwab                                 formerly Director, E-Bay
                                             Investments, 1997 to 1998,                       Zoological Society, 1999 to
                                             and Executive Vice President-                    2003; formerly, Director,
                                             Retail Brokerage, Charles                        General Magic (voice
                                             Schwab & Co., Inc., 1994 to                      recognition software), 2001
                                             1997.                                            to 2002; formerly, Director,
                                                                                              E-Finance Corporation (credit
                                                                                              decisioning services), 1999 to
                                                                                              2003; formerly, Director,
                                                                                              Save-Daily.com (micro
                                                                                              investing services), 1999 to
                                                                                              2003.

Candace L. Straight (59)    Trustee since    Private investor and           61                Director, Montpelier Re
                            2004             consultant specializing in the                   (reinsurance company) since
                                             insurance industry; formerly,                    2006; Director, National
                                             Advisory Director, Securitas                     Atlantic Holdings
                                             Capital LLC (a global private                    Corporation (property and
                                             equity investment firm                           casualty insurance company)
                                             dedicated to making                              since 2004; Director, The
                                             investments in the insurance                     Proformance Insurance
                                             sector), 1998 to December                        Company (property and
                                             2003.                                            casualty insurance company)
                                                                                              since March 2004; formerly,
                                                                                              Director, Providence
                                                                                              Washington Insurance
                                                                                              Company (property and
                                                                                              casualty insurance company),
                                                                                              December 1998 to March
                                                                                              2006; formerly, Director,
                                                                                              Summit Global Partners
                                                                                              (insurance brokerage firm),
                                                                                              2000 to 2005.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                        Funds in          Outside Fund Complex by
                            Time Served/(2)/                                 Fund Complex      Fund Trustee
                                                                             Overseen by
                                                                             Fund Trustee/(4)/

Peter P. Trapp (62)         Trustee since    Regional Manager for Mid-       61                None.
                            2004             Southern Region, Ford Motor
                                             Credit Company since
                                             September 1997; formerly,
                                             President, Ford Life Insurance
                                             Company, April 1995 to
                                             August 1997.

Fund Trustees who are "Interested Persons"

Jack L. Rivkin (66)*        President and    Executive Vice President and    61                Director, Dale Carnegie and
                            Trustee since    Chief Investment Officer,                         Associates, Inc. (private
                            2004             Neuberger Berman Inc.                             company) since 1998;
                                             (holding company) since                           Director, Solbright, Inc.
                                             2002 and 2003, respectively;                      (private company) since
                                             Managing Director and Chief                       1998.
                                             Investment Officer,
                                             Neuberger Berman, LLC since
                                             December 2005 and 2003,
                                             respectively; formerly,
                                             Executive Vice President,
                                             Neuberger Berman, LLC,
                                             December 2002 to 2005;
                                             Director and Chairman,
                                             Management since
                                             December 2002; formerly,
                                             Executive Vice President,
                                             Citigroup Investments, Inc.,
                                             September 1995 to February
                                             2002; formerly, Executive
                                             Vice President, Citigroup Inc.,
                                             September 1995 to February
                                             2002.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/ Number of         Other Directorships Held
                            Length of                                     Funds in          Outside Fund Complex by
                            Time Served/(2)/                              Fund Complex      Fund Trustee
                                                                          Overseen by
                                                                          Fund Trustee/(4)/

Peter E. Sundman (48)*      Chairman of      Executive Vice President,    61                Director and Vice President,
                            the Board,       Neuberger Berman Inc.                          Neuberger & Berman
                            Chief            (holding company) since                        Agency, Inc. since 2000;
                            Executive        1999; Head of Neuberger                        formerly, Director, Neuberger
                            Officer and      Berman Inc.'s Mutual Funds                     Berman Inc. (holding
                            Trustee since    Business (since 1999) and                      company), October 1999 to
                            2004             Institutional Business (1999                   March 2003; Trustee, Frost
                                             to October 2005);                              Valley YMCA; Trustee,
                                             responsible for Managed                        College of Wooster.
                                             Accounts Business and
                                             intermediary distribution
                                             since October 1999;
                                             President and Director,
                                             Management since 1999;
                                             Managing Director,
                                             Neuberger Berman, LLC since
                                             2005; formerly, Executive
                                             Vice President, Neuberger
                                             Berman, LLC, 1999 to
                                             December 2005; formerly,
                                             Principal, Neuberger Berman,
                                             LLC, 1997 to 1999; formerly,
                                             Senior Vice President,
                                             Management, 1996 to 1999.

/(1)/ The business address of each listed person is 605 Third Avenue, New York, New York 10158.

/(2)/ Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

/(3)/ Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

/(4)/ For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

 * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and/or LBAM.

--------------------------------------------------------------------------------

Information about the Officers of the Trust

Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Andrew B. Allard (45)       Anti-Money      Senior Vice President, Neuberger Berman, LLC since 2006; Deputy General
                            Laundering      Counsel, Neuberger Berman, LLC since 2004; formerly, Vice President,
                            Compliance      Neuberger Berman, LLC, 2000 to 2006; formerly, Associate General Counsel,
                            Officer since   Neuberger Berman, LLC, 1999 to 2004; Anti-Money Laundering Compliance
                            2004            Officer, sixteen registered investment companies for which Management acts as investment manager and administrator (seven since 2002, three since
                                            2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Michael J. Bradler (37)     Assistant       Vice President, Neuberger Berman, LLC since 2006; Employee, Management
                            Treasurer since since 1997; Assistant Treasurer, sixteen registered investment companies for
                            2005            which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Claudia A. Brandon (50)     Secretary since Senior Vice President, Neuberger Berman, LLC since 2007; Vice President-
                            2004            Mutual Fund Board Relations, Management since 2000 and Assistant
                                            Secretary since 2004; formerly, Vice President, Neuberger Berman, LLC, 2002 to 2006 and Employee since 1999; Secretary, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 1985, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser
                                            (since 2006).

Robert Conti (50)           Vice President  Managing Director, Neuberger Berman, LLC since 2007; formerly, Senior
                            since 2004      Vice President, Neuberger Berman, LLC, 2003 to 2006; formerly, Vice
                                            President, Neuberger Berman, LLC, 1999 to 2003; Senior Vice President,
                                            Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser
                                            (since 2006).

Brian J. Gaffney (53)       Vice President  Managing Director, Neuberger Berman, LLC since 1999; Senior Vice
                            since 2004      President, Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser
                                            (since 2006).

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Maxine L. Gerson (56)       Chief Legal     Senior Vice President, Neuberger Berman, LLC since 2002; Deputy General
                            Officer since   Counsel and Assistant Secretary, Neuberger Berman, LLC since 2001;
                            2005 (only for  Secretary and General Counsel, Management since 2004; Chief Legal Officer
                            purposes of     (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of
                            sections 307    2002), sixteen registered investment companies for which Management acts and 406 of the  as investment manager and administrator (fifteen since 2005 and one since
                            Sarbanes-Oxley  2006) and one registered investment company for which Management acts
                            Act of 2002)    as investment adviser (since 2006).

Sheila R. James (41)        Assistant       Assistant Vice President, Neuberger Berman, LLC since 2007 and Employee
                            Secretary since since 1999; Assistant Secretary, sixteen registered investment companies for
                            2004            which Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004, one since 2005 and one since
                                            2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Kevin Lyons (51)            Assistant       Employee, Neuberger Berman, LLC since 1999; Assistant Secretary, sixteen
                            Secretary since registered investment companies for which Management acts as investment
                            2004            manager and administrator (ten since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which
                                            Management acts as investment adviser (since 2006).

John M. McGovern (37)       Treasurer and   Senior Vice President, Neuberger Berman, LLC since 2007; formerly, Vice
                            Principal       President, Neuberger Berman, LLC, 2004 to 2006; Employee, Management
                            Financial and   since 1993; Treasurer and Principal Financial and Accounting Officer, sixteen
                            Accounting      registered investment companies for which Management acts as investment
                            Officer since   manager and administrator (fifteen since 2005 and one since 2006) and one
                            2005; prior     registered investment company for which Management acts as investment
                            thereto,        adviser (since 2006); formerly, Assistant Treasurer, fifteen registered
                            Assistant       investment companies for which Management acts as investment manager
                            Treasurer since and administrator, 2002 to 2005.
                            2004

Frank Rosato (36)           Assistant       Vice President, Neuberger Berman, LLC since 2006; Employee, Management
                            Treasurer since since 1995; Assistant Treasurer, sixteen registered investment companies for
                            2005            which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Frederic B. Soule (61)      Vice President  Senior Vice President, Neuberger Berman, LLC since 2003; formerly, Vice
                            since 2004      President, Neuberger Berman, LLC, 1999 to 2003; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since
                                            2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and   Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Chamaine Williams (35)      Chief          Senior Vice President, Lehman Brothers Inc. since 2007; formerly, Vice
                            Compliance     President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer,
                            Officer since  sixteen registered investment companies for which Management acts as
                            2005           investment manager and administrator (fifteen since 2005 and one since
                                           2006) and one registered investment company for which Management acts as investment adviser (since 2005); Chief Compliance Officer, Lehman
                                           Brothers Asset Management Inc. since 2003; Chief Compliance Officer,
                                           Lehman Brothers Alternative Investment Management LLC since 2003;
                                           formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly,
                                           Mitchell Hutchins Asset Management, a wholly-owned subsidiary of
                                           PaineWebber Inc.), 1997 to 2003.

/(1)/ The business address of each listed person is 605 Third Avenue, New York, New York 10158.

/(2)/ Pursuant to the By-Laws of the Trust, each officer elected by the Fund
      Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

/(3)/ Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Portfolio and Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030
Web site: www.lehmanam.com

STATISTICS AND PROJECTIONS IN THIS REPORT ARE DERIVED FROM SOURCES DEEMED TO BE RELIABLE BUT CANNOT BE REGARDED AS A REPRESENTATION OF FUTURE RESULTS OF THE PORTFOLIOS. THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AN OFFER OF SHARES OF THE PORTFOLIOS. SHARES ARE SOLD ONLY THROUGH THE CURRENTLY EFFECTIVE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

F0208 05/07

ITEM 2. CODE OF ETHICS

The Board of Trustees ("Board") of Lehman Brothers Institutional Liquidity Cash Management Funds ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to Registrant's Form N-CSR filed on June 5, 2006. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is Howard Mileaf. Mr. Mileaf is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The financial information provided below is that of the registrant, Lehman Brothers Institutional Liquidity Cash Management Funds. This N-CSR relates only to Cash Management Money Market Portfolio and Cash Management Prime Portfolio (collectively, the "Funds"). Ernst & Young, LLP ("E&Y") serves as independent registered public accounting firm to Cash Management Money Market Portfolio. Tait, Weller & Baker LLP ("TW&B") serves as independent registered public accounting firm to Cash Management Prime Portfolio.

(a)   Audit Fees
      ----------

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $9,000 and $10,000 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $4,000 and $4,200 for the fiscal years ended 2006 and 2007, respectively.

(b)   Audit-Related Fees
      ------------------

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

(c)   Tax Fees
      --------

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $3,000 and $3,000 for the fiscal years ended 2006 and 2007, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $7,000 and $7,000 for the fiscal years ended 2006 and 2007, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $1,250 and $1,600 for the fiscal years ended 2006 and 2007, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $1,500 and $1,500 for the fiscal years ended 2006 and 2007, respectively. The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d)   All Other Fees
      --------------

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and Tax Fees were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

(e)   Audit Committee's Pre-Approval Policies and Procedures
      ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   Hours Attributed to Other Persons
      ---------------------------------

Not applicable.

(g)   Non-Audit Fees
      --------------

Non-audit fees billed by E&Y for services rendered to the Registrant were $3,000 and $3,000 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $172,450 and $232,000 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant were $1,250 and $1,600 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $21,700 and $41,100 for the fiscal years ended 2006 and 2007, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's and TW&B's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal

         Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)   A copy  of  the  Code  of  Ethics  is   incorporated  by  reference  to
         Registrant's Form N-CSR, Investment Company Act file number 811-21648 (filed June 5, 2006).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3)   Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Rule 30a-2(a) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS


By:   /s/Peter E. Sundman
   -------------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/Peter E. Sundman
   -------------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 7, 2007



By:   /s/John M. McGovern
   -------------------------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: June 7, 2007